Cover	Jun. 23, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 23, 2022
Current Fiscal Year End Date	--12-31
Entity File Number	333-140645
Entity Registrant Name	CLUBHOUSE MEDIA GROUP, INC.
Entity Central Index Key	0001389518
Entity Tax Identification Number	99-0364697
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3651 Lindell Road
Entity Address, Address Line Two	D517
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89103
City Area Code	(702)
Local Phone Number	479-3016
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false